RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
24.	RELATED PARTY TRANSACTIONS AND BALANCES

(a) Related party balances

Outstanding amounts due from/to related parties as of December 31, 2010 and 2011 were as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Accounts receivable, net- a related party:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	31,010,170	105,531,368
Other receivables- related parties:
Advances of travel and other business expenses to executive directors who are also shareholders (1)	691,242	5,840,380

Total	31,701,412	111,371,748

Accounts payables due to a related party (2)
Accounts payable due to a subsidiary of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	35,887,845	30,045,245
Other payables due to a related party (2)
Travelling reimbursements payable to executive directors who are also shareholders	-	109,531
Other payables to Jiangxi Desun Energy Co., Ltd. (Desun, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	1,094,047	2,161,345

Total	36,981,892	32,316,121

(1)	Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

(b) Related party transactions

For the years ended December 31, 2010, 2011 and 2012, revenues from sales of products and provision of processing services to subsidiaries of ReneSola amounted to nil, RMB32,587,949 and RMB201,355,631, respectively.

For the transactions with Renesola during 2011, the Group enters into raw materials purchases transactions and finished goods sales transactions with the subsidiaries of Renesola. Each of these sales and purchases transactions with the same counterparty is not legally contingent upon each other. These sales and purchases transactions were not conducted simultaneously and there was no direct linkage between any one or group of buy transactions with any one or group of sell transactions. Each buy or sell transaction was separately documented, transacted at the fair market value prevailing at that time and gross-cash settled. These buy and sell transactions with the same counterparty were recognized at gross basis and presented separately as sales and cost of goods sold in the Group's consolidated financial statements.

For the transactions with Renesola during 2012, these sales and purchases transactions were conducted simultaneously and there was direct linkage between any one or group of buy transactions with any one or group of sell transactions. There was also correlation between the value of raw materials received and the value of finished goods delivered pursuant to the contractual arrangement. These buy and sell transactions with the same counterparty were recognized at net basis and presented separately as sales in the Group's consolidated financial statements.

For the years ended December 31, 2010, 2011 and 2012, raw materials purchased from a subsidiary of ReneSola amounted to RMB35,250,000, RMB44,512,919 and nil.

On January 1, 2008, Desun and Jiangxi Jinko entered into an operating lease agreement pursuant to which Desun leased its buildings and land use rights to Jiangxi Jinko for a ten-year period from January 1, 2008 to December 31, 2017. Desun was deconsolidated from the Company on July 28, 2008 and became a related party of the Group. For the years ended December 31, 2010, 2011 and 2012, Desun charged Jiangxi Jinko RMB1,100,304, RMB1,100,304 and RMB1,100,304 in rent, respectively (Note 26).

During the years ended December 31, 2011 and 2012, the Shareholders provided guarantees for the Group's several short-term and long-term bank borrowings. As of December 31, 2011 and 2012, the balances of short-term borrowings guaranteed by the Shareholders were RMB244,000,000 and RMB508,254,639, respectively, and the balances of long-term borrowings guaranteed by the Shareholders were RMB80,000,000 and nil, respectively (Note 17).

During the year ended December 31, 2012, Desun provided collateral on its land use rights and buildings, for a short-term bank borrowing of RMB17,000,000 of the Group (Note 17).